Pay vs Performance Disclosure	4 Months Ended	12 Months Ended			33 Months Ended
	Dec. 31, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 15, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Item 402(v) Pay Versus Performance Disclosure

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how HighPeak or our Compensation Committee views the link between our performance and Named Executive Officer pay. For additional information about our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the Compensation Discussion and Analysis beginning on page 13.

Required Tabular Disclosure of Pay Versus Performance

The following table reports the compensation of our principal executive officer (“PEO”) and the average compensation of the other named executive officers (“NEO”) as disclosed in the Summary Compensation Table (“SCT”) for the past three fiscal years, as well as their “compensation actually paid,” as defined and calculated pursuant to Item 402(v) of Regulation S-K, and certain performance measures required by the rules. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income (loss), and LOE/BOE. Use of the term “compensation actually paid” (“CAP”) is required by the SEC’s rules and as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the “Compensation Discussion and Analysis” section above.

Year	Summary Compensation Table Total for PEO 1(1)	Compensation Actually Paid to PEO 1(1)	Summary Compensation Table Total for PEO 2(1)	Compensation Actually Paid to PEO 2(1)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non- PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	LOE/BOE
							TSR	Peer Group TSR(2)
(a)	(b)	(c)			(d)	(e)	(f)	(g)	(h)	(i)
2025	$9,405,459	$(4,394,121)	$2,823,992	$1,678,592	$1,012,102	$(481,898)	$21.44	$98.89	$18,963	$6.78
2024	$5,274,399	$5,911,729			$1,592,876	$1,619,326	$65.29	$112.28	$95,069	$6.76
2023	$8,972,590	$(8,233,915)			$2,718,944	$776,004	$62.80	$103.61	$215,866	$8.04

1)	The principal executive officer (“PEO”) and the non-PEO NEOs for each year are as follows:
a.	PEO 1:
i.	2025: Mr. Jack Hightower until his separation from the Company on September 15, 2025.
ii.	2024: Mr. Jack Hightower.
iii.	2023: Mr. Jack Hightower.

b.	PEO 2:
i.	2025: Mr. Michael L. Hollis served as the Principal Executive Officer beginning September 15, 2025.
c.	Non-PEO NEOs:
i.	2025: Messrs. Woodard, Tholen, Ryan Hightower and Silver.
ii.	2024: Messrs. Hollis and Woodard.
iii.	2023: Messrs. Hollis and Woodard.

2)

 The peer group includes the following companies: BKV Corporation, Civitas Resources, Inc., Comstock Resources, Granite Ridge Resources, Inc., Gulfport Energy Corporation, Mach Natural Resources LP, Magnolia Oil & Gas Corporation, Matador Resources Company, Riley Exploration Permian, Inc., Ring Energy, Inc., SM Energy Company and Vital Energy, Inc. through December 15, 2025 at which time it was acquired by Crescent Energy Company.

PEO Total Compensation Amount			$ 5,274,399	$ 8,972,590
PEO Actually Paid Compensation Amount			5,911,729	(8,233,915)
Adjustment To PEO Compensation, Footnote

Narrative Disclosure to Pay Versus Performance Table

PEO 1 SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2)	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	9,405,459	n/a	n/a	(13,799,580)	n/a	(4,394,121)
2024	5,274,399	n/a	637,330	n/a	n/a	5,911,729
2023	8,972,950	(5,250,000)	(11,956,865)	n/a	n/a	(8,233,915)

PEO 2 SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2)	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	2,823,992	0	n/a	(1,145,400)	n/a	1,678,592

Average Non-PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus Dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	1,012,102	0	n/a	(1,494,000)	n/a	(481,898)
2024	1,592,876	n/a	26,450	n/a	n/a	1,619,326
2023	2,718,944	(1,299,375)	(496,225)	n/a	n/a	776,004

(1)

This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value.

(2)	This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules as reflected below.
(3)	Dividends or Other Earnings Paid on Equity Awards Granted in Prior Years are included in the SCT column.

Equity Award Adjustments for PEO 1	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table	0	0	(5,250,000)

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year		637,330	(11,956,865)

Change in fair value of equity awards granted in prior years that vested during the year	(13,799,580)	0	0

Equity awards granted in prior years that were forfeited during the year (2)	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments	(13,799,580)	637,330	(17,206,865)

Equity Award Adjustments for PEO 2	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table	0	0	0

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year

Change in fair value of equity awards granted in prior years that vested during the year	(1,145,400)	0	0

Equity awards granted in prior years that were forfeited during the year	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments	(1,145,400)

Equity Award Adjustments for other NEOs	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table
Michael Hollis	n/a	0	(2,100,000)
Rodney Woodard	0	0	(498,750)
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	(2,598,750)
Average Non-PEO summary comp	0	0	(1,299,375)

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year
Michael Hollis	n/a	52,900	(992,450)
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	52,900	(992,450)
Average Non-PEO summary comp	0	26,450	(496,225)

Change in fair value of equity awards granted in prior years that vested during the year
Michael Hollis	n/a	0	(194,600)
Rodney Woodard	0	0	(100,080)
Steven Tholen	0
Ryan Hightower	(2,988,000)
Daniel Silver	(2,988,000)
Total Non-PEO annual summary comp	(5,976,000)	0	(294,680)
Average Non-PEO summary comp	(1,494,000)	0	(147,340)

Equity awards granted in prior years that were forfeited during the year
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments
Michael Hollis	n/a	52,900	(3,287,050)
Rodney Woodard	0	0	(598,830)
Steven Tholen	0
Ryan Hightower	(2,988,000)
Daniel Silver	(2,988,000)
Total Non-PEO annual summary comp	(5,976,000)	52,900	(3,885,880)
Average Non-PEO summary comp	(1,494,000)	26,450	(1,942,940)

Non-PEO NEO Average Total Compensation Amount		$ 1,012,102	1,592,876	2,718,944
Non-PEO NEO Average Compensation Actually Paid Amount		$ (481,898)	1,619,326	776,004
Adjustment to Non-PEO NEO Compensation Footnote

Narrative Disclosure to Pay Versus Performance Table

PEO 1 SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2)	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	9,405,459	n/a	n/a	(13,799,580)	n/a	(4,394,121)
2024	5,274,399	n/a	637,330	n/a	n/a	5,911,729
2023	8,972,950	(5,250,000)	(11,956,865)	n/a	n/a	(8,233,915)

PEO 2 SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2)	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	2,823,992	0	n/a	(1,145,400)	n/a	1,678,592

Average Non-PEO SCT Total to CAP Reconciliation:

Year	SCT Total	Minus Equity Awards Granted During the Year	Plus/Minus Change in Fair Value of Unvested Equity Awards Granted in Prior Year(1)(2	Minus Change in Fair Value of Equity Awards Granted in Prior Years Which Vested During the Year(1)(2)	Plus Dividends or Other Earnings Paid on Equity Awards Granted in Prior Years(3)	CAP
2025	1,012,102	0	n/a	(1,494,000)	n/a	(481,898)
2024	1,592,876	n/a	26,450	n/a	n/a	1,619,326
2023	2,718,944	(1,299,375)	(496,225)	n/a	n/a	776,004

(1)

This column reflects the aggregate grant date fair value of equity-based awards granted each year as reported in the Stock Awards column of the SCT for the applicable year, calculated in accordance with FASB ASC Topic 718. We do not sponsor or maintain any defined benefit pension plans, and therefore, no deduction was made related to pension value.

(2)	This column reflects the value of equity-based awards calculated in accordance with Item 402(v) of Regulation S-K as required pursuant to SEC rules as reflected below.
(3)	Dividends or Other Earnings Paid on Equity Awards Granted in Prior Years are included in the SCT column.

Equity Award Adjustments for PEO 1	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table	0	0	(5,250,000)

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year		637,330	(11,956,865)

Change in fair value of equity awards granted in prior years that vested during the year	(13,799,580)	0	0

Equity awards granted in prior years that were forfeited during the year (2)	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments	(13,799,580)	637,330	(17,206,865)

Equity Award Adjustments for PEO 2	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table	0	0	0

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year

Change in fair value of equity awards granted in prior years that vested during the year	(1,145,400)	0	0

Equity awards granted in prior years that were forfeited during the year	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments	(1,145,400)

Equity Award Adjustments for other NEOs	2025	2024	2023
Less Equity Awards Reported in the Summary Compensation Table
Michael Hollis	n/a	0	(2,100,000)
Rodney Woodard	0	0	(498,750)
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	(2,598,750)
Average Non-PEO summary comp	0	0	(1,299,375)

Plus fair value at year-end of equity awards granted during the year that remain unvested as of year-end
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Fair value at vesting date of awards granted during the year and vested in the same year
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Change in fair value of equity awards granted in prior years that were unvested during the year
Michael Hollis	n/a	52,900	(992,450)
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	52,900	(992,450)
Average Non-PEO summary comp	0	26,450	(496,225)

Change in fair value of equity awards granted in prior years that vested during the year
Michael Hollis	n/a	0	(194,600)
Rodney Woodard	0	0	(100,080)
Steven Tholen	0
Ryan Hightower	(2,988,000)
Daniel Silver	(2,988,000)
Total Non-PEO annual summary comp	(5,976,000)	0	(294,680)
Average Non-PEO summary comp	(1,494,000)	0	(147,340)

Equity awards granted in prior years that were forfeited during the year
Michael Hollis	n/a	0	0
Rodney Woodard	0	0	0
Steven Tholen	0
Ryan Hightower	0
Daniel Silver	0
Total Non-PEO annual summary comp	0	0	0
Average Non-PEO summary comp	0	0	0

Dividends or other earnings paid on equity awards during the year	Included in Other Compensation above	Included in Other Compensation above	Included in Other Compensation above

Total Equity Award Related Adjustments
Michael Hollis	n/a	52,900	(3,287,050)
Rodney Woodard	0	0	(598,830)
Steven Tholen	0
Ryan Hightower	(2,988,000)
Daniel Silver	(2,988,000)
Total Non-PEO annual summary comp	(5,976,000)	52,900	(3,885,880)
Average Non-PEO summary comp	(1,494,000)	26,450	(1,942,940)

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Company Cumulative TSR; Comparison of Company Cumulative TSR and Peer Group Cumulative TSR

As stated below under “Disclosure of the Most Important Performance Measures for Fiscal Year 2025,” relative total stockholder return is one of the performance measures the Committee used to determine compensation paid in January 2026.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Company Net Income

SEC rules require the comparison of compensation actually paid to net income. Due to the impacts of recorded mark-to-mark changes of derivative instruments on our financial results, we do not believe that reported net income is necessarily reflective of our financial performance in any given period. In addition, the Company does not use net income to determine compensation or incentive awards.

Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid and Company LOE/BOE
Tabular List, Table

Disclosure of the Most Important Performance Measures for Fiscal Year 2025

In evaluating and determining the annual bonus for the Named Executive Officers paid in January 2026, the Committee reviewed and discussed the following financial and operating metrics.

Lease operating expenses per net BOE produced (“LOE/BOE”)
Total shareholder return
Drilling, completion, equip and facility costs per lateral foot
Earnings Before Interest, Taxes, Depreciation, Amortization and Exploration Expense (“EBITDAX”)
Cash costs per net BOE produced

Total Shareholder Return Amount		$ 21.44	65.29	62.8
Peer Group Total Shareholder Return Amount		98.89	112.28	103.61
Net Income (Loss)		$ 18,963,000,000	$ 95,069,000,000	$ 215,866,000,000
Company Selected Measure Amount		6.78	6.76	8.04
PEO Name	Mr. Michael L. Hollis				Mr. Jack Hightower
Measure:: 1
Pay vs Performance Disclosure
Name		Total shareholder return
Measure:: 2
Pay vs Performance Disclosure
Name		Drilling, completion, equip and facility costs per lateral foot
Measure:: 3
Pay vs Performance Disclosure
Name		EBITDAX
Measure:: 4
Pay vs Performance Disclosure
Name		Cash costs per net BOE produced
Mr. Jack Hightower [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,405,459	$ 5,274,399	$ 8,972,950
PEO Actually Paid Compensation Amount		(4,394,121)	5,911,729	(8,233,915)
Mr. Michael L. Hollis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,823,992
PEO Actually Paid Compensation Amount		1,678,592
PEO | Mr. Jack Hightower [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,799,580)	637,330	(17,206,865)
PEO | Mr. Jack Hightower [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(5,250,000)
PEO | Mr. Jack Hightower [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Jack Hightower [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			637,330	(11,956,865)
PEO | Mr. Jack Hightower [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Jack Hightower [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(13,799,580)	0	0
PEO | Mr. Jack Hightower [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Michael L. Hollis [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,145,400)
PEO | Mr. Michael L. Hollis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Michael L. Hollis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Michael L. Hollis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
PEO | Mr. Michael L. Hollis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,145,400)	0	0
PEO | Mr. Michael L. Hollis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,494,000)	26,450	(1,942,940)
Total Non-PEO annual summary comp		(5,976,000)	52,900	(3,885,880)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(1,299,375)
Total Non-PEO annual summary comp		0	0	(2,598,750)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Total Non-PEO annual summary comp		0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	26,450	(496,225)
Total Non-PEO annual summary comp		0	52,900	(992,450)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Total Non-PEO annual summary comp		0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,494,000)	0	(147,340)
Total Non-PEO annual summary comp		(5,976,000)	0	(294,680)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Total Non-PEO annual summary comp		0	0	0
Non-PEO NEO | Michael Hollis [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,900	(3,287,050)
Non-PEO NEO | Michael Hollis [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(2,100,000)
Non-PEO NEO | Michael Hollis [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Michael Hollis [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			52,900	(992,450)
Non-PEO NEO | Michael Hollis [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Michael Hollis [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(194,600)
Non-PEO NEO | Michael Hollis [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
Non-PEO NEO | Rodney Woodard [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(598,830)
Non-PEO NEO | Rodney Woodard [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(498,750)
Non-PEO NEO | Rodney Woodard [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Rodney Woodard [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Rodney Woodard [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	0
Non-PEO NEO | Rodney Woodard [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0	(100,080)
Non-PEO NEO | Rodney Woodard [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	$ 0	$ 0
Non-PEO NEO | Steven Tholen [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Steven Tholen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Ryan Hightower [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,988,000)
Non-PEO NEO | Ryan Hightower [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Ryan Hightower [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Ryan Hightower [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Ryan Hightower [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Ryan Hightower [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,988,000)
Non-PEO NEO | Ryan Hightower [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Daniel Silver [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,988,000)
Non-PEO NEO | Daniel Silver [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Daniel Silver [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Daniel Silver [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Daniel Silver [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Daniel Silver [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,988,000)
Non-PEO NEO | Daniel Silver [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0